Other Long-Term Financial Assets	12 Months Ended
Dec. 31, 2020
Disclosure of Other Long-Term Financial Assets [Abstract]
OTHER LONG-TERM FINANCIAL ASSETS

13. OTHER LONG-TERM FINANCIAL ASSETS

As at December 31,	2020	2019
Long-term receivables	$17,298	$18,932
Security deposits	5,861	5,977
Derivative assets (Note 27)	30,266	32,821
Other long-term financial assets	$53,425	$57,730